Expense Example, No Redemption - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2023 USD ($)
Fidelity Advisor Diversified Stock Fund - Class A
Expense Example, No Redemption:
1 Year	$ 651
3 Years	813
5 Years	989
10 Years	1,497
Fidelity Advisor Diversified Stock Fund - Class C
Expense Example, No Redemption:
1 Year	166
3 Years	514
5 Years	887
10 Years	1,708
Fidelity Advisor Diversified Stock Fund - Class M
Expense Example, No Redemption:
1 Year	460
3 Years	694
5 Years	945
10 Years	1,665
Fidelity Advisor Diversified Stock Fund - Class I
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	738
Fidelity Advisor Diversified Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	$ 604